Fair Value Information on Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial liability at fair value through profit or loss, current	$ 27,316	$ 809,640	$ 773,908
Recurring fair value measurement [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		4,135,207	3,615,658
Recurring fair value measurement [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		0	178,176
Recurring fair value measurement [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		0	0
Financial liability at fair value through profit or loss, current		$ 809,640	$ 773,908